Accounts Payable and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Other Liabilities
Accounts payable	$ 14,135		$ 14,630			$ 10,220
Community development district obligations	8,187		9,680			10,681
Deferred income	4,928		7,114			6,644
Warranty reserves	1,375	1,202	1,077	845	775	840	559
Accrued interest	2,106		676			36
Other	9,141		6,830			5,382
Total accounts payable and other liabilities	$ 39,872		$ 40,007			$ 33,803